Property, Plant, and Equipment - Net	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Property, Plant and Equipment - net
7.	Property, Plant and Equipment - net

	December 31,
	2019	2018
Cost
Construction in progress	$29,367	$34,217
Plant and buildings	28,833	29,195
Machinery and equipment	49,762	39,345
Motor vehicles	1,536	1,449
Office equipment and furniture	3,431	2,942
Leasehold improvements	12,767	12,336
Total cost	$125,696	$119,484
Less: Accumulated depreciation
Construction in progress	$—	$—
Plant and buildings	12,183	11,021
Machinery and equipment	27,012	26,338
Motor vehicles	1,057	1,009
Office equipment and furniture	2,122	2,064
Leasehold improvements	9,012	8,132
Total accumulated depreciation	$51,386	$48,564
Property, plant and equipment, net	$74,310	$70,920

The buildings of Sinovac Beijing with a net book value of $1,491 (RMB 10.4 million) were pledged as collateral for a bank loan from Bank of Beijing (note 10 (a)).

The buildings of Sinovac Dalian with a net book value of $2,418 (RMB 16.8 million) were pledged as collateral for a bank loan from Bank of China (note 10 (b) and 10 (c)).

Net depreciation expense for the year ended December 31, 2019 was $4,579 (2018 - $4,887, 2017 - $4,638 ), after deduction of amortized government grant specifically related to qualified property, plant and equipment.

Loss on disposal of equipment for the year ended December 31, 2019 was $294 (2018 - $75, 2017 - $42).